Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ 55,702	$ 297	$ 37,250
Luxembourg
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	(24,451)	(1,281)
UNITED STATES
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	(444)	(2,753)	498
Other Jurisdictions
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ 80,597	$ 4,331	$ 36,752